Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	26,264,364	26,264,364
Common stock, shares issued	3,570,019	3,435,014
Common stock, shares outstanding	3,570,019	3,435,014
Convertible Preferred Stock
Statement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	61,730,064	61,730,064
Preferred stock, shares issued	61,730,064	61,730,064
Preferred stock, shares outstanding	61,730,064	61,730,064
Preferred stock, liquidation preference, value	$ 140,520	$ 140,520